ORGANIZATION AND PRINCIPAL ACTIVITIES - Risks in relation to the VIE structure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Total assets	$ 3,746,047,103	$ 3,797,360,388
Total liabilities	3,250,624,925	3,345,731,754
Total revenues	272,507,595	225,365,547	$ 264,488,162
VIEs
Variable Interest Entity [Line Items]
Total assets	64,712,437	70,240,807
Total liabilities	27,051,232	30,488,561
Total revenues	24,775,979	44,382,701	65,295,325
VIEs | Intercompany Eliminations
Variable Interest Entity [Line Items]
Total assets	(39,517,426)	(38,288,706)
Total liabilities	(16,018,252)	(17,552,417)
Total revenues	$ 21,984,942	$ 40,966,619	$ 60,971,555